Revenue	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Revenue

Note 4 – Revenue

We recorded $9,838,080 and $11,383,403 in revenue, respectively, for the six months ended August 31, 2022 and 2021.

	For the six months ended
	August 31, 2022	August 31, 2021
	(unaudited)	(unaudited)
Telecommunication Products & Services	$4,326,623	$3,448,375
SMS & MMS Business	5,448,957	7,803,610
Big Data	62,500	131,418
	$9,838,080	$11,383,403

Note 4 - Revenue

We recorded $22,927,415 and $16,683,570 in revenue, respectively, for the years ended February 28, 2022 and February 28, 2021.

	February 28, 2022	February 28, 2021
Telecommunication Products & Services	$8,657,277	$3,211,103
SMS & MMS Business	14,138,720	13,439,390
Big Data	131,418	33,077
	$22,927,415	$16,683,570